REVENUE FROM COLLABORATION AND LICENSE AGREEMENT	6 Months Ended
Jun. 30, 2021
Revenue From Collaboration And License Agreement [Abstract]
REVENUE FROM COLLABORATION AND LICENSE AGREEMENT
NOTE 7 - REVENUE FROM COLLABORATION AND LICENSE AGREEMENT

During the second quarter, the Company extended the agreement of the research collaboration and license agreement (the “Amgen Agreement”) with Amgen Inc. Pursuant to the terms, Amgen is required to pay for the third year of preclinical R&D services to be provided by the Company for a total consideration of $450 thousand and reimburse the Company for further expenses as shall be agreed between the parties.